Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Reconciliation of Earnings Per Share Basic and Diluted
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted net loss per share of Class A Common Stock for the nine-months ended September 30, 2021. The basic and diluted earnings per share for the nine-months ended September 30, 2021 reflects only the period from September 15, 2021 to September 30, 2021, which represents the period wherein the Company had outstanding Class A Common Stock.

(in thousands)	Nine Months Ended September 30, 2021
Numerator:
Net loss	$(46,493)
Less: Net loss attributable to Definitive OpCo before Reorganization Transactions	(33,343)
Less: Net loss attributable to noncontrolling interests	(5,172)

Net loss attributable to Definitive Healthcare Corp.	$(7,978)

Schedule Of Computation Of Earnings Per Share Basic And Diluted
The following table sets forth the computation of basic and diluted net loss per share of Class A Common Stock (per share amounts unaudited):

(in thousands, except number of shares and per share amounts)	Nine Months Ended September 30, 2021
Basic net loss per share attributable to common stockholders
Numerator:
Allocation of net loss attributable to Definitive Healthcare Corp.	$(7,978)
Weighted average number of shares of Class A outstanding	88,263,333

Net loss per share, basic and diluted	$(0.09)

The following table presents the calculation of basic and diluted net income/(loss) per unit (“EPU”) for the Company’s common units:

	Successor Company
	Year Ended December 31, 2020	Period from July 16, 2019 to December 31, 2019
Net loss	$(51,157)	$(49,266)
Weighted-average units used to compute basic and diluted net loss per unit	127,682,376	126,794,329

Net loss per unit, basic and diluted	$(0.40)	$(0.39)

Schedule of Potentially Dilutive Securities Excluded From The Computation Of Diluted Net Loss Per Share
The following table presents potentially dilutive securities excluded from the computation of diluted net loss per share for the period presented because their effect would have been anti-dilutive:

Nine Months Ended September 30, 2021
Definitive OpCo Units	57,192,893